Related Party Balances and Transactions - Schedule of Amount Due from to a Director (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Amount Due from to a Director [Line Items]
Amount due from a director		$ (260,416)
Amounts due to a director	$ (319,688)
Mr. Shek Kin Pong [Member]
Schedule of Amount Due from to a Director [Line Items]
Nature	Fund transfer
Amount due from a director		$ (260,416)
Amounts due to a director	$ (319,688)